Subsidiaries (Details 1) - subsidiary		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Disclosure of subsidiaries [line items]
Number of wholly owned subsidiaries		7		4
Amira Nature Foods Ltd
Disclosure of subsidiaries [line items]
Principal activity		Non-operating		Non-operating
Name of subsidiary	[1]	Amira Nature Foods Ltd		Amira Nature Foods Ltd
Country of incorporation of subsidiary		Mauritius		Mauritius
Number of wholly owned subsidiaries		1		1
Amira I Grand Foods Inc.
Disclosure of subsidiaries [line items]
Principal activity		Non-operating		Non-operating
Name of subsidiary	[1]	Amira I Grand Foods Inc.		Amira I Grand Foods Inc.
Country of incorporation of subsidiary		BVI		BVI
Number of wholly owned subsidiaries		1		1
Amira Grand I Foods Inc
Disclosure of subsidiaries [line items]
Principal activity		Non-operating		Non-operating
Name of subsidiary	[2]	Amira Grand I Foods Inc	[1]	Amira Grand I Foods Inc
Country of incorporation of subsidiary		USA		USA
Number of wholly owned subsidiaries		1		1
Amira K.A. Foods International DMCC
Disclosure of subsidiaries [line items]
Principal activity		Non-operating		Non-operating
Name of subsidiary	[1],[2]	Amira K.A. Foods International DMCC		Amira K.A. Foods International DMCC
Country of incorporation of subsidiary		UAE		UAE
Number of wholly owned subsidiaries		1		1
Amira G Foods Limited
Disclosure of subsidiaries [line items]
Principal activity		Selling packaged Indian specialty rice, primarily basmati rice		Selling packaged Indian specialty rice, primarily basmati rice
Name of subsidiary	[1]	Amira G Foods Limited		Amira G Foods Limited
Country of incorporation of subsidiary		United Kingdom		United Kingdom
Number of wholly owned subsidiaries		1		0
Amira Basmati Rice Gmb H EUR
Disclosure of subsidiaries [line items]
Principal activity		Processing and selling packaged specialty rice		Processing and selling packaged specialty rice
Name of subsidiary	[1],[3]	Amira Basmati Rice GmbH EUR		Amira Basmati Rice GmbH EUR
Country of incorporation of subsidiary		Germany		Germany
Number of wholly owned subsidiaries		1		0
Basmati Rice North America LLC
Disclosure of subsidiaries [line items]
Principal activity		Selling packaged specialty rice		Selling packaged specialty rice
Name of subsidiary	[1]	Basmati Rice North America LLC		Basmati Rice North America LLC
Country of incorporation of subsidiary		USA		USA
Number of wholly owned subsidiaries		1		0

[1]	A new company named Amira International Finance B.V. has been incorporated in Netherlands on July 30, 2018. Amira International Finance B.V. is a 100% owned subsidiary of Amira Nature Foods Limited.
[2]	Formed during the year ended March 31, 2015
[3]	Formerly known as Basmati Rice GmbH Europe